Document And Entity Information	Jul. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	Biomea Fusion, Inc.
Entity Central Index Key	0001840439
Entity Emerging Growth Company	true
Securities Act File Number	001-40335
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2520134
Entity Address, Address Line One	900 Middlefield Road, 4th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	980-9099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BMEA
Security Exchange Name	NASDAQ